Investments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Investments
Schedule of available-for-sale investments

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
September 30, 2019	Cost or Cost	Gains	Losses	Value
	(in thousands)
Fixed maturities:
U.S. Governments	$13,085	$461	$(7)	$13,539
States, territories, and possessions	2,300	169	—	2,469
Political subdivisions	1,922	33	—	1,955
Special revenue excluding mortgage/asset-backed securities	17,762	614	(3)	18,373
Industrial and miscellaneous	123,835	5,051	(31)	128,855
Mortgage/asset-backed securities	57,719	1,090	(14)	58,795
Total available-for-sale investments	$216,623	$7,418	$(55)	$223,986

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2018	Cost or Cost	Gains	Losses	Value
	(in thousands)
Fixed maturities:
U.S. Governments	$15,299	$96	$(126)	$15,269
States, territories, and possessions	1,227	—	(6)	1,221
Political subdivisions	825	—	(10)	815
Special revenue excluding mortgage/asset-backed securities	12,429	115	(91)	12,453
Industrial and miscellaneous	65,885	192	(951)	65,126
Mortgage/asset-backed securities	27,284	133	(81)	27,336
Total available-for-sale investments	$122,949	$536	$(1,265)	$122,220

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2018	Cost or Cost	Gains	Losses	Value
		(in thousands)
Fixed maturities:
U.S. Governments	$15,299	$96	$(126)	$15,269
States, territories, and possessions	1,227	—	(6)	1,221
Political subdivisions	825	—	(10)	815
Special revenue excluding mortgage/asset‑backed securities	12,429	115	(91)	12,453
Industrial and miscellaneous	65,885	192	(951)	65,126
Mortgage/asset‑backed securities	27,284	133	(81)	27,336
Total available‑for‑sale investments	$122,949	$536	$(1,265)	$122,220

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2017	Cost or Cost	Gains	Losses	Value
		(in thousands)
Fixed maturities:
U.S. Governments	$13,393	$—	$(108)	$13,285
States, territories, and possessions	3,188	10	(1)	3,197
Political subdivisions	4,118	—	(51)	4,067
Special revenue excluding mortgage/asset‑backed securities	24,039	42	(167)	23,914
Industrial and miscellaneous	44,582	150	(201)	44,531
Mortgage/asset‑backed securities	12,981	2	(64)	12,919
Total fixed maturities	102,301	204	(592)	101,913
Equity securities	19,569	4,126	(109)	23,586
Total available‑for‑sale investments	$121,870	$4,330	$(701)	$125,499

Schedule of aggregate fair value and gross unrealized losses

	Less Than 12 Months		More Than 12 Months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
September 30, 2019	Value	Losses	Value	Losses	Value	Losses
	(in thousands)
Fixed maturity securities:
U.S. Governments	1,485	—	$1,824	$(7)	$3,309	$(7)
States, territories, and possessions	—	—	—	—	—	—
Political subdivisions	546	—	—	—	546	—
Special revenue excluding mortgage/asset-backed securities	569	(1)	997	(2)	1,566	(3)
Industrial and miscellaneous	3,936	(22)	3,457	(9)	7,393	(31)
Mortgage/asset-backed securities	5,261	(13)	263	(1)	5,524	(14)
Total	$11,797	$(36)	$6,541	$(19)	$18,338	$(55)

	Less Than 12 Months		More Than 12 Months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
December 31, 2018	Value	Losses	Value	Losses	Value	Losses
	(in thousands)
Fixed maturity securities:
U.S. Governments	$1,970	$(25)	$6,197	$(101)	$8,167	$(126)
States, territories, and possessions	719	(5)	501	(1)	1,220	(6)
Political subdivisions	264	(1)	550	(9)	814	(10)
Special revenue excluding mortgage/asset-backed securities	1,706	(14)	5,916	(77)	7,622	(91)
Industrial and miscellaneous	30,544	(556)	14,913	(395)	45,457	(951)
Mortgage/asset-backed securities	6,653	(39)	3,830	(42)	10,483	(81)
Total	$41,856	$(640)	$31,907	$(625)	$73,763	$(1,265)

	Less Than 12 Months		More Than 12 Months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
At December 31, 2018	Value	Losses	Value	Losses	Value	Losses
	(in thousands)
Fixed maturity securities:
U.S. Governments	$1,970	$(25)	$6,197	$(101)	$8,167	$(126)
States, territories, and possessions	719	(5)	501	(1)	1,220	(6)
Political subdivisions	264	(1)	550	(9)	814	(10)
Special revenue excluding mortgage/asset‑backed securities	1,706	(14)	5,916	(77)	7,622	(91)
Industrial and miscellaneous	30,544	(556)	14,913	(395)	45,457	(951)
Mortgage/asset‑backed securities	6,653	(39)	3,830	(42)	10,483	(81)
	$41,856	$(640)	$31,907	$(625)	$73,763	$(1,265)

	Less Than 12 Months		More Than 12 Months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
At December 31, 2017	Value	Losses	Value	Losses	Value	Losses
	(in thousands)
Fixed maturity securities:
U.S. Governments	$11,426	$(89)	$1,858	$(19)	$13,284	$(108)
States, territories, and possessions	1,568	(1)	—	—	1,568	(1)
Political subdivisions	2,996	(24)	1,071	(27)	4,067	(51)
Special revenue excluding mortgage/asset‑backed securities	17,109	(129)	2,140	(38)	19,249	(167)
Industrial and miscellaneous	23,914	(137)	4,463	(64)	28,377	(201)
Mortgage/asset‑backed securities	7,588	(31)	3,298	(33)	10,886	(64)
Total fixed maturity	64,601	(411)	12,830	(181)	77,431	(592)
Equity securities	1,995	(57)	807	(52)	2,802	(109)
	$66,596	$(468)	$13,637	$(233)	$80,233	$(701)

Schedule of contractual maturities of available-for-sale securities

	Amortized	Fair
	Cost	Value
	(in thousands)
Due within one year	$7,098	$7,099
Due after one year through five years	68,726	69,853
Due after five years through ten years	55,711	59,609
Due after ten years	27,369	28,630
Mortgage and asset-backed securities	57,719	58,795
	$216,623	$223,986

	2018
	Amortized	Fair
	Cost	Value
	(in thousands)
Due within one year	$2,621	$2,614
Due after one year through five years	50,677	49,802
Due after five years through ten years	32,471	32,518
Due after ten years	9,896	9,950
Mortgage and asset‑backed securities	27,284	27,336
	$122,949	$122,220

Schedule of change in unrealized gains (losses) of investments

	Years Ended
	December 31,
	2018	2017	2016
	(in thousands)
Change in net unrealized gains (losses)
Fixed maturities	$(341)	$(6)	$(60)
Equity securities	—	2,232	2,269
Net (decrease) increase	$(341)	$2,226	$2,209

Schedule of net investment income

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2019	2018	2019	2018
	(in thousands)		(in thousands)
Interest income	$1,678	$816	$4,140	$2,083
Dividend income	132	118	299	365
Investment expense	(81)	(69)	(267)	(237)
Net investment income	$1,729	$865	$4,172	$2,211

	Years Ended
	December 31,
	2018	2017	2016
	(in thousands)
Interest income	$3,036	$1,916	$1,425
Dividend income	514	514	472
Less: investment expense	(312)	(305)	(282)
Net investment income	$3,238	$2,125	$1,615

Schedule of net realized and unrealized investment gains and losses

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2019	2018	2019	2018
	(in thousands)		(in thousands)
Realized gains:
Gains on sales of fixed maturity securities	$38	$11	$135	$20
Gains on sales of equity securities	—	18	64	421
Total realized gains	38	29	199	441
Realized losses:
Losses on sales of fixed maturity securities	(1)	(102)	(70)	(257)
Losses on sales of equity securities	(21)	(229)	(174)	(4,287)
Total realized losses	(22)	(331)	(244)	(4,544)
Net realized investment gains (losses)	16	(302)	(45)	(4,103)
Net unrealized gains on equity securities	345	1,638	3,310	5,072
Net realized and unrealized gains on investments	$361	$1,336	$3,265	$969

	Years Ended
	December 31,
	2018	2017	2016
	(in thousands)
Realized gains:
Gains on sales of fixed maturity securities	$19	$3	$56
Gains on sales of equity securities	4,287	802	592
Total realized gains	4,306	805	648
Realized losses:
Losses on sales of fixed maturity securities	(418)	(48)	—
Losses on sales of equity securities	(421)	(149)	(149)
Total realized losses	(839)	(197)	(149)
Net realized investment gains	3,467	608	499
Net unrealized losses on equity securities	(6,036)	—	—
Net realized and unrealized (losses) gains on investments	$(2,569)	$608	$499